CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, authorized	15,000,000	15,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, authorized	100,000,000	100,000,000
Common stock, shares issued	21,134,744	21,134,744
Treasury Stock, Shares	393,172	393,172
Series B Convertible Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, designated	14,999,000	14,999,000
Preferred stock, shares issued	14,999,000	14,999,000
Preferred stock, shares outstanding	14,999,000	14,999,000